DREYFUS FLORIDA MUNICIPAL
MONEY MARKET FUND


Prospectus NOVEMBER 1, 2001


            Seeks current income exempt from federal income tax by investing in short-term, high-quality municipal obligations

            This prospectus is to be used only by asset management account clients of Robert W. Baird & Co. Incorporated.

            As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Robert W. Baird & Co. Incorporated. Member New York Stock Exchange, Inc. and other principal exchanges. Member SIPC.

777 E. Wisconsin Avenue, Milwaukee, Wisconsin 53202. 1-800-RW-BAIRD. www.bairdonline.com (c)2001

(c) 2001 DREYFUS SERVICE CORPORATION
741P1101-RWB

                                 Contents

                                  THE FUND
----------------------------------------------------
What every investor
should know about            2    Goal/Approach
the fund
                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------
Information
for managing your            8    Account Policies
fund account
                            11    Distributions and Taxes


                                  FOR MORE INFORMATION

-------------------------------------------------------------------------------
Where to learn more
about this and other              Back Cover
Dreyfus funds

The Fund

Dreyfus Florida Municipal  Money Market Fund
--------------------------------
Ticker Symbol: DFMXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal income tax, and which enable the fund's shares to be exempt from the Florida intangible personal property tax. When the portfolio manager believes that acceptable Florida municipal obligations are unavailable for investment, the fund may invest temporarily in other debt securities exempt from federal income tax. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).



Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations



2


MAIN RISKS

The fund's yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*    interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* Florida's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.



Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

                                                                    The Fund   3


PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)


                      2.89    3.57    3.03    3.14    2.95    2.76    3.58
91      92      93      94      95      96      97      98      99      00


BEST QUARTER:                                 Q2 '95         +0.95%

WORST QUARTER:                                Q1 '94         +0.56%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 2.00%.
                        --------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                      Since
                                                                     inception
1 Year                                           5 Years            (11/16/93)
--------------------------------------------------------------------------------

3.58%                                             3.09%                3.12%

For the fund's current yield, call toll-free: 1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.



4



EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.50%

Shareholder services fee                                                  0.05%

Other expenses                                                            0.09%
                        --------------------------------------------------------

TOTAL                                                                     0.64%
                        --------------------------------------------------------

Expense example


1 Year                         3 Years                     5 Years                           10 Years

 --------------------------------------------------------------------------------------------------------------------

$65                             $205                        $357                             $798


This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended June 30, 2001, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.46%, reducing total expenses from 0.64% to 0.60%. This waiver was voluntary.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                   The Fund    5



MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $168 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.46% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




6


FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                  YEAR ENDED JUNE 30,
                                                            2001           2000            1999            1998           1997
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                         1.00            1.00           1.00            1.00           1.00

Investment operations:

      Investment income -- net                               .033            .031           .027            .031           .030

Distributions:

      Dividends from investment
      income -- net                                        (.033)          (.031)         (.027)          (.031)         (.030)

Net asset value, end of period                               1.00            1.00           1.00            1.00           1.00

Total return (%)                                             3.34            3.18           2.71            3.12           3.05
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses
to average net assets (%)                                     .60             .60            .57             .59            .57

Ratio of net investment income
to average net assets (%)                                    3.26            3.15           2.67            3.08           3.02

Decrease reflected in above
expense ratios due to
actions by Dreyfus (%)                                        .04             .05            .09             .10            .20
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                     219,044         192,902        176,345         164,923        144,880


                                                                    The Fund   7




Your Investment

ACCOUNT POLICIES

Buying shares


YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time every day the New York Stock Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans. To purchase fund shares, contact your financial representative.




Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

To help the fund maintain a $1.00 share price, investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.



8


Selling shares


YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.



Your Investment  9




ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify that the order is from a representative of your financial institution.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.




10


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net securities gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

THE FUND ANTICIPATES THAT VIRTUALLY ALL OF ITS DIVIDENDS will be exempt from federal income tax, and that its shares will be exempt from the Florida intangible personal property tax. However, any dividends paid from interest on taxable investments or short-term capital gains will be taxable as ordinary income. Any distributions of long-term capital gains will be taxable as such. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.



Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

                                                             Your Investment  11




NOTES

FOR MORE INFORMATION

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

SEC file number: 811-7091

More information on this fund is available free upon request, including the following:

ANNUAL/SEMIANNUAL REPORT

Describes the fund's performance and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).




TO CONTACT ROBERT W. BAIRD & CO.

BY TELEPHONE:

Call your Baird Representative
or 1-800-79-BAIRD.

BY MAIL:

Robert W. Baird & Co.
Attn: Client Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

ON THE INTERNET:
http://www.bairdonline.com

Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

PROSPECTUS - NOVEMBER 1, 2001

DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND


Investing in short-term, high quality municipal obligations for current income exempt from federal income tax.

This prospectus is to be used only by clients of Northwestern Mutual Investment Services, LLC. As with all mutual funds the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.





(PAGE)


                                 Contents

                                  THE FUND
----------------------------------------------------

                             2    Goal/Approach

                             3    Main Risks

                             4    Past Performance

                             5    Expenses

                             6    Management

                             7    Financial Highlights

                                  YOUR INVESTMENT
--------------------------------------------------------------------

                             8    Account Policies

                            11    Distributions and Taxes

                                  FOR MORE INFORMATION

-------------------------------------------------------------------------------

                                  Back Cover

What every investor should know about the fund

Information for managing your fund account

Where to learn more about this and other Dreyfus funds

(PAGE)


The Fund

Dreyfus Florida Municipal  Money Market Fund
--------------------------------

Ticker Symbol: DFMXX

GOAL/APPROACH

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal obligations that provide income exempt from federal income tax, and which enable the fund's shares to be exempt from the Florida intangible personal property tax. When the portfolio manager believes that acceptable Florida municipal obligations are unavailable for investment, the fund may invest temporarily in other debt securities exempt from federal income tax. Municipal obligations are typically of two types:

* GENERAL OBLIGATION BONDS, which are secured by the full faith and credit of the issuer and its taxing power

* REVENUE BONDS, which are payable from the revenues derived from a specific revenue source, such as charges for water and sewer service or highway tolls

MORE INFORMATION ON THE FUND CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT (SEE BACK COVER).

Concepts to understand

MONEY MARKET FUND: a specific type of fund that seeks to maintain a $1.00 price per share. Money market funds are subject to strict federal requirements and must:

*    maintain an average dollar-weighted portfolio maturity of 90 days or less

* buy individual securities that have remaining maturities of 13 months or less

*    invest only in high quality, dollar-denominated obligations





(PAGE 2)

MAIN RISKS

The fund's yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

While the fund has maintained a constant share price since inception, and will continue to try to do so, the following factors could reduce the fund's income level and/or share price:

*    interest rates could rise sharply, causing the fund's share price to drop

* any of the fund's holdings could have its credit rating downgraded or could default

* Florida's economy and revenues underlying its municipal obligations may decline

* the fund's portfolio securities may be more sensitive to risks that are specific to investing primarily in a single state

Although the fund's objective is to generate income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund occasionally may invest in taxable money market instruments.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.

Concepts to understand

CREDIT RATING: a measure of the issuer's expected ability to make all required interest and principal payments in a timely manner.

An issuer with the highest credit rating has a very strong degree of certainty (or safety) with respect to making all payments. An issuer with the second-highest credit rating still has a strong capacity to make all payments, although the degree of safety is somewhat less.

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating.

The Fund



(PAGE 3)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's performance from year to year. The table shows the fund's average annual total return over time. Of course, past performance is no guarantee of future results.
                        --------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

                      2.89    3.57    3.03    3.14    2.95    2.76    3.58
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                                 Q2 '95         +0.95%

WORST QUARTER:                                Q1 '94         +0.56%

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/01 WAS 2.00%.
                        --------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                        Since
                                                                      inception

1 Year                                           5 Years             (11/16/93)
                        --------------------------------------------------------

3.58%                                             3.09%                 3.12%

For the fund's current yield, call toll-free: 1-800-645-6561.


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.







(PAGE 4)

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below. Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price. The fund has no sales charge (load) or Rule 12b-1 distribution fees.
                        --------------------------------------------------------

Fee table

ANNUAL FUND OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                                           0.50%

Shareholder services fee                                                  0.05%

Other expenses                                                            0.09%
                        --------------------------------------------------------

TOTAL                                                                     0.64%
                        --------------------------------------------------------


Expense example

1 Year                3 Years                     5 Years                            10 Years

------------------------------------------------------------------------------------------------------

$65                   $205                        $357                                  $798



This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of the fund's operations.

For the fiscal year ended June 30, 2001, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.46%, reducing total expenses from 0.64% to 0.60%. This waiver was voluntary.

SHAREHOLDER SERVICES FEE: a fee of up to 0.25% used to reimburse the fund's distributor for shareholder account service and maintenance.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund





(PAGE 5)

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $168 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.46% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.




(PAGE 6)

FINANCIAL HIGHLIGHTS

This table describes the fund's performance for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                   YEAR ENDED JUNE 30,

                                                            2001           2000            1999            1998           1997
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                         1.00            1.00           1.00            1.00           1.00

Investment operations:

      Investment income -- net                               .033            .031           .027            .031           .030

Distributions:

      Dividends from investment
      income -- net                                        (.033)          (.031)         (.027)          (.031)         (.030)

Net asset value, end of period                               1.00            1.00           1.00            1.00           1.00

Total return (%)                                             3.34            3.18           2.71            3.12           3.05
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses
to average net assets (%)                                     .60             .60            .57             .59            .57

Ratio of net investment income
to average net assets (%)                                    3.26            3.15           2.67            3.08           3.02

Decrease reflected in above
expense ratios due to
actions by Dreyfus (%)                                        .04             .05            .09             .10            .20
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                     219,044         192,902        176,345         164,923        144,880




The Fund



(PAGE 7)

Your Investment

ACCOUNT POLICIES

Buying shares


YOU PAY NO SALES CHARGES to invest in this fund. Your price for fund shares is the fund's net asset value per share (NAV), which is generally calculated as of 12:00 noon Eastern time every day the New York Stock Exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's portfolio securities are valued based on amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. Because the fund seeks tax-exempt income, it is not recommended for purchase in IRAs or other qualified retirement plans. To purchase fund shares, contact your financial representative.


Concepts to understand

NET ASSET VALUE (NAV): a mutual fund's share price on a given day. A fund's NAV is calculated by dividing the value of its net assets by the number of existing shares.

To help the fund maintain a $1.00 share price, investments are valued at cost, and any discount or premium created by market movements is amortized to maturity.



(PAGE 8)

Selling shares


YOU MAY SELL (REDEEM) SHARES AT ANY TIME. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity.

BEFORE SELLING OR WRITING A CHECK against shares recently purchased by check, please note that if you send a written request to sell such shares, the fund may delay selling the shares for up to eight business days following the purchase of those shares.



Your Investment

(PAGE 9)


ACCOUNT POLICIES (CONTINUED)

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify that the order is from a representative of your financial institution.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.


(PAGE 10)


DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS DIVIDENDS from its net investment income once a month, and distributes any net securities gains it has realized once a year. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

THE FUND ANTICIPATES THAT VIRTUALLY ALL OF ITS DIVIDENDS will be exempt from federal income tax, and that its shares will be exempt from the Florida intangible personal property tax. However, any dividends paid from interest on taxable investments or short-term capital gains will be taxable as ordinary income. Any distributions of long-term capital gains will be taxable as such. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

The tax status of your dividends and distributions will be detailed in your annual tax statement from the fund.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.


Concepts to understand

DIVIDENDS AND DISTRIBUTIONS: income or interest paid by the fund's portfolio investments and passed on to fund shareholders net of expenses. These are calculated on a per-share basis: each share earns the same rate of return, so the more fund shares you own, the higher your distribution.

Your Investment



(PAGE 11)

NOTES


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FOR MORE INFORMATION
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DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

SEC file number: 811-7091

ANNUAL/SEMIANNUAL REPORT

Describes the fund's performance and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO CONTACT NORTHWESTERN MUTUAL INVESTMENT SERVICES, LLC
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BY TELEPHONE:

Call your Northwestern Mutual Investment Services, LLC Financial Representative or 1-866-664-7737.

BY MAIL:

Northwestern Mutual Investment Services, LLC
PO Box 3041
Milwaukee, WI  53201

ON THE INTERNET:

http://www.nminvestments.com

Text only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or, after paying a duplicating fee, by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102

Trades are executed, cleared and settled, and accounts are carried by Robert W. Baird & Co. Incorporated. Member NYSE & SIPC. Northwestern Mutual Investment Services, LLC. Member NASD & SIPC. 611 East Wisconsin Avenue, Milwaukee, WI 53202. 1-866-664-7737